TABLE OF CONTENTS

      USAA FAMILY OF FUNDS                                     1
      MESSAGE FROM THE PRESIDENT                               2
      INVESTMENT REVIEW                                        4
      MESSAGE FROM THE MANAGER                                 5
      FINANCIAL INFORMATION
         Portfolio of Investments                              8
         Notes to Portfolio of Investments                    13
         Statement of Assets and Liabilities                  14
         Statement of Operations                              15
         Statements of Changes in Net Assets                  16
         Notes to Financial Statements                        17









IMPORTANT INFORMATION

Through our ongoing efforts to reduce expenses and respond to shareholder requests, your annual and semiannual report mailings are streamlined. One copy of each report is sent to each address, rather than to every registered owner. For many shareholders and their families, this eliminates duplicate copies, saving paper and postage costs to the Fund.

If you are the primary shareholder on at least one account, prefer not to participate in streamlining, and would like to continue receiving one report per registered account owner, you may request this in writing to:

    USAA Investment Management Company
    Attn: Report Mail
    9800 Fredericksburg Road
    San Antonio, TX 78284-8916

or phone a mutual fund representative at 1-800-531-8448 during business hours.

THIS REPORT IS FOR THE INFORMATION OF THE SHAREHOLDERS AND OTHERS WHO HAVE RECEIVED A COPY OF THE CURRENTLY EFFECTIVE PROSPECTUS OF THE USAA EMERGING MARKETS FUND, MANAGED BY USAA INVESTMENT MANAGEMENT COMPANY (IMCO). IT MAY BE USED AS SALES LITERATURE ONLY WHEN PRECEDED OR ACCOMPANIED BY A CURRENT PROSPECTUS, WHICH GIVES FURTHER DETAILS ABOUT THE FUND.

USAA   WITH  THE  EAGLE  IS   REGISTERED   IN  THE  U.S.   PATENT  &   TRADEMARK
OFFICE.(COPYRIGHT)2000, USAA. ALL RIGHTS RESERVED.









       USAA FAMILY OF FUNDS SUMMARY


FUND TYPE/NAME                     RISK
---------------------------------------------------
               CAPITAL APPRECIATION
===================================================
 Aggressive Growth                 Very high
 Capital Growth                    Very high
 Emerging Markets                  Very high
 First Start Growth                Moderate to high
 Gold                              Very high
 Growth                            Moderate to high
 Growth & Income                   Moderate
 International                     Moderate to high
 Science & Technology              Very high
 Small Cap Stock                   Very high
 World Growth                      Moderate to high

                 ASSET ALLOCATION
===================================================
 Balanced Strategy                 Moderate
 Cornerstone Strategy              Moderate
 Growth and Tax Strategy           Moderate
 Growth Strategy                   Moderate to high
 Income Strategy                   Low to moderate

                 INCOME - TAXABLE
===================================================
 GNMA Trust                        Low to moderate
 High-Yield Opportunities          High
 Income                            Moderate
 Income Stock                      Moderate
 Intermediate-Term Bond            Low to moderate
 Short-Term Bond                   Low

                INCOME - TAX EXEMPT
===================================================
 Long-Term                         Moderate
 Intermediate-Term                 Low to moderate
 Short-Term                        Low
 State Bond/Income                 Moderate

                     INDEXES
===================================================
 Extended Market Index             High
 Global Titans Index               Moderate to high
 Nasdaq-100 Index                  Very high
 S&P 500 Index                     Moderate

                   MONEY MARKET
===================================================
 Money Market                      Low
 Tax Exempt Money Market           Low
 Treasury Money Market Trust       Low
 State Money Market                Low
---------------------------------------------------

ALL FUNDS REQUIRE A MINIMUM $3,000 INVESTMENT.

THE INVESTART(REGISTERED TRADEMARK) PROGRAM IS AVAILABLE FOR INVESTORS WITHOUT THE $3,000 INITIAL INVESTMENT REQUIRED TO OPEN AN IMCO MUTUAL FUND ACCOUNT. A MUTUAL FUND ACCOUNT CAN BE OPENED WITH NO INITIAL INVESTMENT IF YOU ELECT TO HAVE MONTHLY AUTOMATIC INVESTMENTS OF AT LEAST $50 FROM A BANK ACCOUNT. INVESTART IS NOT AVAILABLE ON TAX-EXEMPT FUNDS OR THE S&P 500 INDEX FUND. THE MINIMUM INITIAL INVESTMENT FOR IRAS IS $250, EXCEPT FOR THE $2,000 MINIMUM REQUIRED FOR THE S&P 500 INDEX FUND. IRAS ARE NOT AVAILABLE FOR TAX-EXEMPT FUNDS. THE GROWTH AND TAX STRATEGY FUND IS NOT AVAILABLE AS AN INVESTMENT FOR YOUR IRA BECAUSE THE MAJORITY OF ITS INCOME IS TAX EXEMPT.

'S&P 500' IS A TRADEMARK OF THE MCGRAW-HILL COMPANIES, INC. AND HAS BEEN LICENSED FOR OUR USE. 'WILSHIRE 4500' IS A TRADEMARK OF WILSHIRE ASSOCIATES INCORPORATED AND HAS BEEN LICENSED FOR OUR USE. 'NASDAQ-100(REGISTERED TRADEMARK)', 'NASDAQ-100 INDEX(REGISTERED TRADEMARK)', AND 'NASDAQ(REGISTERED TRADEMARK)', ARE TRADE OR SERVICE MARKS OF THE NASDAQ STOCK MARKET, INC. (WHICH WITH ITS AFFILIATES ARE THE "CORPORATIONS") AND HAVE BEEN LICENSED FOR OUR USE. THE CORPORATIONS MAKE NO WARRANTIES AND BEAR NO LIABILITY WITH RESPECT TO THE USAA NASDAQ-100 INDEX FUND. 'DOW JONES' AND 'DOW JONES GLOBAL TITANS INDEX(SERVICEMARK)' ARE SERVICE MARKS OF DOW JONES & COMPANY, INC. AND HAVE BEEN LICENSED FOR OUR USE. THESE INDEX PRODUCTS ARE NOT SPONSORED, SOLD OR PROMOTED BY THE TRADE OR SERVICE MARK OWNERS AND NEITHER THE TRADE OR SERVICE MARK OWNERS NOR ANY OF THEIR SUBSIDIARIES OR AFFILIATES MAKE ANY REPRESENTATION REGARDING THE ADVISABILITY OF INVESTING IN THESE PRODUCTS. - INDEX PRODUCTS INCUR FEES AND EXPENSES AND MAY NOT ALWAYS BE INVESTED IN ALL SECURITIES OF THE INDEX THE FUND ATTEMPTS TO MIRROR. IT IS NOT POSSIBLE TO INVEST DIRECTLY IN AN INDEX.

CALIFORNIA, FLORIDA, NEW YORK, AND VIRGINIA FUNDS AVAILABLE TO RESIDENTS ONLY.

THE SCIENCE & TECHNOLOGY FUND MAY BE MORE VOLATILE THAN A FUND THAT DIVERSIFIES ACROSS MANY INDUSTRIES.

FOREIGN INVESTING IS SUBJECT TO ADDITIONAL RISKS, SUCH AS CURRENCY FLUCTUATIONS, MARKET ILLIQUIDITY, AND POLITICAL INSTABILITY.

SOME INCOME MAY BE SUBJECT TO STATE OR LOCAL TAXES, OR THE FEDERAL ALTERNATIVE MINIMUM TAX.

AN INVESTMENT IN A MONEY MARKET FUND IS NOT INSURED OR GUARANTEED BY THE FDIC OR ANY OTHER GOVERNMENT AGENCY. ALTHOUGH THE FUND SEEKS TO PRESERVE THE VALUE OF YOUR INVESTMENT AT $1 PER SHARE, IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN THE FUND.

NONDEPOSIT INVESTMENT PRODUCTS ARE NOT INSURED BY THE FDIC, ARE NOT DEPOSITS OR OTHER OBLIGATIONS OF, OR GUARANTEED BY, USAA FEDERAL SAVINGS BANK, ARE SUBJECT TO INVESTMENT RISKS, AND MAY LOSE VALUE.

FOR MORE COMPLETE INFORMATION ABOUT THE MUTUAL FUNDS MANAGED AND DISTRIBUTED BY USAA INVESTMENT MANAGEMENT COMPANY, INCLUDING CHARGES AND OPERATING EXPENSES, PLEASE CALL 1-800-531-8181 FOR A PROSPECTUS. READ IT CAREFULLY BEFORE YOU INVEST.









MESSAGE FROM THE PRESIDENT

[PHOTOGRAPH OF PRESIDENT AND VICE CHAIRMAN OF THE BOARD, MICHAEL J.C. ROTH, CFA,
 APPEARS HERE.]

I started off in the investment business in late 1972. I believe that I could sit down and give you at least a thumbnail sketch of what made every year between then and now unique. The first two years, '73 and '74, were dreadful. In '75 and '76 if you missed January, you missed the year. And so it would go right up to the consecutively incredible years from '95 through '98, and the really incredible '99. Everyone who lives through such experiences will craft some set of beliefs that will serve as a guide to the process of investing. And different people will glean different wisdom from their experience. For me, the experience has led to these beliefs:

      - No one forecasts markets accurately.

      - Therefore, controlling risk is very important.

      - Risk is best controlled by the way you allocate your assets.

USAA's Asset Strategy funds offer an array of choices for controlling your investment risk. Cornerstone and Growth Strategy funds have portfolios that are 75% to 80% in equities. The Balanced and Growth and Tax Strategy funds are more conservative, while Income Strategy adds 20% equities to a fixed-income portfolio.

In short, the Asset Strategy funds offer a spectrum of risk and expected return, and, in a year like we've seen in 2000, provide an excellent way to confront a very challenging market. They are simple and effective risk control investment tools.

Sincerely,



Michael J.C. Roth, CFA
PRESIDENT AND
VICE CHAIRMAN OF THE BOARD


FOR MORE COMPLETE INFORMATION ABOUT THE MUTUAL FUNDS MANAGED AND DISTRIBUTED BY USAA INVESTMENT MANAGEMENT COMPANY (USAA INVESTMENTS), INCLUDING CHARGES AND OPERATING EXPENSES, PLEASE CALL FOR A PROSPECTUS. READ IT CAREFULLY BEFORE INVESTING.

PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.









INVESTMENT REVIEW

USAA EMERGING MARKETS FUND

OBJECTIVE: Capital appreciation.

TYPES OF INVESTMENTS: Invests principally in equity securities of emerging market companies.

--------------------------------------------------------------------------------
                                           11/30/00             5/31/00
--------------------------------------------------------------------------------
  Net Assets                            $162.5 Million       $235.0 Million
  Net Asset Value Per Share                 $7.03                 $8.98
--------------------------------------------------------------------------------
AVERAGE ANNUAL TOTAL RETURNS AS OF 11/30/00
--------------------------------------------------------------------------------
  5/31/00 TO 11/30/00(+)     1 YEAR     5 YEARS     SINCE INCEPTION ON 11/7/94
       -21.53%              -25.67%      -3.37%              -3.96%
--------------------------------------------------------------------------------
(+) TOTAL  RETURNS  FOR PERIODS OF LESS THAN ONE YEAR ARE NOT  ANNUALIZED.  THIS
    SIX-MONTH  RETURN IS  CUMULATIVE.

TOTAL RETURN EQUALS INCOME YIELD PLUS SHARE PRICE CHANGE AND ASSUMES REINVESTMENT OF ALL DIVIDENDS AND CAPITAL GAIN DISTRIBUTIONS. NO ADJUSTMENT HAS BEEN MADE FOR TAXES PAYABLE BY SHAREHOLDERS ON THEIR REINVESTED INCOME DIVIDENDS AND CAPITAL GAIN DISTRIBUTIONS. THE PERFORMANCE DATA QUOTED REPRESENT PAST PERFORMANCE AND ARE NOT AN INDICATION OF FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE, AND AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST.



                        CUMULATIVE PERFORMANCE COMPARISON
                        ---------------------------------

A chart in the form of a line graph appears here, illustrating the comparison of a $10,000 hypothetical investment in the USAA Emerging Markets Fund, the International Financial Corporation (IFC) Global Composite Index, and the Lipper Emerging Markets Funds Average for the period of 11/7/94 through 11/30/00. The data points from the graph are as follows:

              USAA EMERGING           IFC             LIPPER
              MARKETS FUND           INDEX            AVERAGE
              -------------         -------          ---------

11/07/94       $10,000              $10,000          $10,000
05/31/95         9,770                8,097            8,703
11/30/95         9,286                7,508            8,289
05/31/96        11,424                8,641            9,808
11/30/96        10,921                8,409            9,587
05/31/97        12,418                9,285           11,213
11/30/97        10,393                7,097            9,361
05/31/98         9,814                6,683            8,761
11/30/98         7,893                5,718            7,010
05/31/99         9,360                6,905            8,341
11/30/99        10,528                8,148            9,971
05/31/00         9,972                8,338           10,240
11/30/00         7,825                6,425            7,899

DATA SINCE INCEPTION ON 11/7/94 THROUGH 11/30/00.

THE GRAPH ILLUSTRATES THE COMPARISON OF A $10,000 HYPOTHETICAL INVESTMENT IN THE USAA EMERGING MARKETS FUND TO THE INTERNATIONAL FINANCIAL CORPORATION (IFC) GLOBAL COMPOSITE INDEX, AN UNMANAGED BROAD-BASED INDEX OF EMERGING MARKETS BASED ON THE WORLD BANK GNP PER CAPITA DEFINITION, AND THE LIPPER EMERGING MARKETS FUNDS AVERAGE, AN UNMANAGED AVERAGE OF EMERGING MARKETS FUNDS, AS REPORTED BY LIPPER ANALYTICAL SERVICES, INC., AN INDEPENDENT ORGANIZATION THAT MONITORS THE PERFORMANCE OF MUTUAL FUNDS.









MESSAGE FROM THE MANAGER


[PHOTOGRAPH OF PORTFOLIO MANAGER: KEVIN P. MOORE APPEARS HERE.]


MARKET CONDITIONS

Your USAA Emerging Markets Fund's performance was -21.53% versus the Lipper Emerging Markets Funds Average for the investment class performance of -22.79%. The Fund's overweighted position in Brazil, Mexico, and the Eastern European region and its underweighted position in Taiwan, Korea, and smaller emerging markets affected its performance positively.

ASIA

Political concerns as well as increasing concerns about the slowing technology cycle severely affected the Asian markets, especially Taiwan and Korea. Hong Kong continued to benefit from the strong growth in China, while Singapore benefited from its political stability. The defensive sectors of the economy, namely consumer staples and utilities, performed well, while technology and telecommunications companies performed poorly.

LATIN AMERICA

The Latin American markets have had divergent performances, with the large markets of Brazil and Mexico significantly outperforming the smaller markets of Argentina, Chile, Peru, and Venezuela. This was due in part to the global presence of Mexican and Brazilian companies and their improving economic and political situations. Consumer and banking stocks performed well across the region, while utilities, resources, and industrial companies performed poorly.

EASTERN EUROPE, MIDDLE EAST, AND AFRICAN MARKETS (EMEA)

Increasing risk aversion that reduced investor interest in smaller markets negatively affected the markets in this region. Additionally, there were political concerns across the region; the most tenuous situation is in Turkey. Russia, Hungary, Turkey, and Greece underperformed, as did telecommunications stocks. Platinum stocks in South Africa and selected technology stocks in Israel, however, performed very well.


PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

REFER TO THE BOTTOM OF PAGE 4 FOR THE LIPPER AVERAGE DEFINITION.


OUTLOOK

Despite signs that the global economy is slowing, we continue to remain positive about the emerging markets. Falling interest rates, attractive valuations, and improved company financial situations present attractive investment opportunities. Mexico and Brazil have the potential to have another solid year of growth and falling inflation. And as Asian markets continue to face restructuring issues, China's entry into the World Trade Organization presents myriad investment ideas. The markets of Eastern Europe also present some interesting investment opportunities as they move toward a closer integration with Western Europe. And while South Africa is still struggling to grow, we continue to view Israel as an attractive market due to its abundance of high-quality technology companies.


                TOP 10 INDUSTRIES
                (% OF NET ASSETS)
  ---------------------------------------------
  Computer Software & Service               9.0
  Telephones                                7.8
  Banks - Money Center                      5.9
  Electronics - Semiconductors              5.7
  Beverages - Alcoholic                     5.2
  Electric Utilities                        4.7
  Telecommunications - Cellular/Wireless    4.3
  Communication Equipment                   3.6
  Drugs                                     3.1
  Telecommunications - Long Distance        2.8
  ---------------------------------------------






FOREIGN INVESTING IS SUBJECT TO ADDITIONAL RISKS, SUCH AS CURRENCY FLUCTUATIONS, MARKET ILLIQUIDITY, AND POLITICAL INSTABILITY.

YOU WILL FIND A LIST OF THE SECURITIES THAT THE FUND OWNS ON PAGES 8-12.




                                ASSET ALLOCATION
                                    11/30/00
                                ----------------

A pie chart is shown here depicting the Asset Allocation as of November 30, 2000 of the USAA Emerging Markets Fund to be:

Other - 15.5% (Countries with less than 3.0% of the portfolio, and Money Market Instruments); Mexico - 12.3%; Brazil - 10.5%; Israel - 9.7%; Korea - 9.2%; Hong Kong - 7.2%; India - 7.5%; China - 5.8%; Taiwan - 5.8%; Singapore - 5.6%; South Africa - 4.5%; and Russia - 3.2%.

PERCENTAGES ARE OF THE NET ASSETS OF THE FUND AND MAY NOT EQUAL 100%.








USAA EMERGING MARKETS FUND
PORTFOLIO OF INVESTMENTS

NOVEMBER 30, 2000
(UNAUDITED)


                                                                         MARKET
  NUMBER                                                                  VALUE
OF SHARES                         SECURITY                                (000)
--------------------------------------------------------------------------------

                               STOCKS (90.2%)

            ARGENTINA (0.6%)
   668,500  PC Holdings S.A. "B"                                        $    950
--------------------------------------------------------------------------------
            BRAZIL (10.5%)
86,900,000  Banco Bradesco S.A. (Preferred)                                  596
 7,900,000  Banco Itau S.A. (Preferred)                                      601
    28,200  Brasil Telecom Participacoes S.A. ADR                          1,230
 4,962,000  Celular Crt Participacoes (Preferred) "A" *                    1,360
       162  Celular Crt S.A.                                                   -
    53,700  Companhia Brasileira de Distribuicao Grupo Pao de Acucar ADR   1,809
   153,000  Companhia de Bebidas das Americas ADR                          3,232
20,300,000  Companhia Siderurgica Nacional (CIA)                             531
    78,500  Companhia Vale do Rio Doce (Preferred) "A"                     1,565
    89,800  Embratel Participacoes S.A. ADR                                1,083
    77,180  Petroleo Brasileiro S.A. (Preferred)                           1,860
    49,850  Tele Norte Leste Participacoes S.A. ADR                          904
    39,200  Uniao de Bancos Brasileiros S.A. (Unibanco) GDR                  872
   366,200  Usiminas Siderurgicas de Minas Gerais S.A. (Preferred) "A"     1,486
--------------------------------------------------------------------------------
                                                                          17,129
--------------------------------------------------------------------------------
            CHINA (5.8%)
 4,000,000  Beijing Datang Power                                             851
   569,000  China Mobile Ltd. *                                            3,108
16,334,000  China Petroleum and Chemical Corp. "H" *                       2,890
   158,200  Huaneng Power International, Inc. ADR                          2,521
--------------------------------------------------------------------------------
                                                                           9,370
--------------------------------------------------------------------------------
            CZECH REPUBLIC (1.7%)
   566,400  Ceske Energeticke Zavody A.S. *                                1,181
    21,300  Ceske Radiokomunik A.S. *                                        680
    91,000  Cesky Telecom A.S. *                                             871
--------------------------------------------------------------------------------
                                                                           2,732
--------------------------------------------------------------------------------
            GREECE (0.5%)
    38,000  Intracom S.A.                                                    797
--------------------------------------------------------------------------------
            HONG KONG (7.2%)
 4,600,000  Denway Motors Ltd *                                              737
 5,100,000  Giordano International Ltd.                                    2,501
 2,060,000  Hong Kong & China Gas Co. Ltd.                                 2,588
   549,000  Hong Kong and Shanghai Hotels Ltd.                               299
   774,000  Hong Kong Electric Holdings Ltd.                               2,669
   116,100  Hutchison Whampoa Ltd.                                         1,388
 3,000,000  Peregrine Investments Holdings Ltd. *, (a)                         -
 2,392,000  South China Morning Post Holdings                              1,580
--------------------------------------------------------------------------------
                                                                          11,762
--------------------------------------------------------------------------------
            HUNGARY (1.9%)
    58,600  Magyar Tavkozlesi Rt. (MATAV) ADR                                934
    24,000  OTP Bank Rt.                                                   1,063
    22,819  Richter Gedeon Veg Rt.                                         1,057
--------------------------------------------------------------------------------
                                                                           3,054
--------------------------------------------------------------------------------
            INDIA (7.5%)
    42,200  Cipla Ltd.                                                       891
    32,800  Himachal Futuristic Communications Ltd.                          965
   353,000  Hindustan Lever Ltd.                                           1,453
    18,500  Infosys Technologies Ltd.                                      2,828
    65,000  NIIT Ltd.                                                      2,357
    67,900  Ranbaxy Laboratories Ltd.                                      1,125
   329,200  Satyam Computer Services Ltd.                                  2,375
    29,000  Videsh Sanchar Nigam Ltd.                                        180
--------------------------------------------------------------------------------
                                                                          12,174
--------------------------------------------------------------------------------
            ISRAEL (9.7%)
    50,500  Amdocs Ltd. *                                                  2,733
   448,800  Bank Hapoalim Ltd.                                             1,182
    41,400  Check Point Software Technologies Ltd. *                       4,249
    39,500  Comverse Technology, Inc. *                                    3,404
    13,500  DSP Group, Inc. *                                                326
    14,900  ECI Telecommunications Ltd.                                      315
    48,000  M Systems Flash Disk Pioneers Ltd. *                             879
    16,000  MIND C.T.I. Ltd. *                                               122
    11,650  Orbotech Ltd. *                                                  518
    29,700  Teva Pharmaceutical Industries Ltd. ADR                        1,953
--------------------------------------------------------------------------------
                                                                          15,681
--------------------------------------------------------------------------------
            KOREA (9.2%)
    70,100  Housing & Commercial Bank                                      1,500
    71,540  Korea Telecom Corp. ADR                                        1,949
    35,200  Nong Shim Co. Ltd.                                             1,381
    36,300  Pacific Corp.                                                    956
    21,492  Samsung Electronics Co. Ltd.                                   2,864
    40,800  Samsung SDI Co. Ltd.                                           1,527
    97,300  Shinhan Bank                                                     893
    25,700  Shinsegae Department Store Co.                                 1,100
    13,600  Sk Telecom Co. Ltd.                                            2,730
--------------------------------------------------------------------------------
                                                                          14,900
--------------------------------------------------------------------------------
            MALAYSIA (2.0%)
   359,000  Malayan Banking Berhad                                         1,323
   606,500  Telekom Malaysia Bhd                                           1,979
--------------------------------------------------------------------------------
                                                                           3,302
--------------------------------------------------------------------------------
            MEXICO (12.3%)
    39,258  Cemex S.A. ADR                                                   758
   128,000  Coca Cola Femsa S.A. de C.V. ADR                               2,408
    84,000  Fomento Economico Mexicano S.A. de C.V. ADR                    2,872
   209,100  Grupo Carso S.A. *                                               567
 1,278,000  Grupo Financiero Banamex Accival S.A. de C.V. "O" *            1,757
    92,600  Grupo Iusacell S.A. de C.V. New ADR *                          1,030
   344,000  Grupo Modelo S.A. de C.V. "C"                                    823
    30,300  Grupo Televisa S.A. de C.V. GDR *                              1,411
    96,800  Telefonos de Mexico S.A. de C.V. ADR                           4,537
    78,400  Tubos de Acero de Mexico S.A. ADR                              1,062
    85,300  Tv Azteca S.A. de C.V. ADR                                       853
 1,025,800  Walmart S.A. de C.V. *                                         2,017
--------------------------------------------------------------------------------
                                                                          20,095
--------------------------------------------------------------------------------
            PERU (0.8%)
   114,900  Compania de Minas Buenaventura S.A. ADR                        1,336
--------------------------------------------------------------------------------
            POLAND (1.3%)
   223,000  KGHM Polska Miedz S.A. *                                       1,247
   157,000  Telekomunikacja Polska S.A.                                      853
--------------------------------------------------------------------------------
                                                                           2,100
--------------------------------------------------------------------------------
            RUSSIA (3.2%)
    59,500  AO Tatneft ADR                                                   480
    51,200  LUKoil ADR                                                     1,843
    27,200  Mobile TeleSystems ADR *                                         598
    29,000  Norilsk Nickel *                                                 188
    32,000  Rostelecom ADR                                                   184
   150,000  Surgutneftegaz Jsc ADR                                         1,427
    60,600  Unified Energy Systems ADR                                       486
--------------------------------------------------------------------------------
                                                                           5,206
--------------------------------------------------------------------------------
            SINGAPORE (5.6%)
 1,053,000  Hong Kong Land Holdings Ltd.                                   2,169
   260,000  Keppel Land Corp.                                                384
    84,100  Overseas Union Bank                                              379
   275,000  Singapore Airlines Ltd.                                        2,650
   127,300  Singapore Press Holdings                                       1,981
   690,000  SMRT Corp. Ltd.                                                  273
     5,000  ST Assembly Test Service Ltd. ADR *                               78
   171,000  United Overseas Bank Ltd.                                      1,228
--------------------------------------------------------------------------------
                                                                           9,142
--------------------------------------------------------------------------------
            SOUTH AFRICA (4.5%)
    44,800  Anglo American Platinum Corp.                                  1,804
   160,500  Billiton plc                                                     524
    35,300  Impala Platinum Holdings Ltd.                                  1,663
    31,300  Nedcor Ltd.                                                      635
    92,000  SASOL Ltd.                                                       649
   251,700  South African Breweries plc                                    1,496
   146,300  Standard Bank Investment Corp. Ltd.                              503
--------------------------------------------------------------------------------
                                                                           7,274
--------------------------------------------------------------------------------
            TAIWAN (5.8%)
   200,000  Compeq Manufacturing Co. Ltd. *                                  875
 1,456,000  Far Eastern Textile Ltd.                                       1,155
    95,900  Hon Hai Precision Industry Co. Ltd.                              546
   703,000  Macronix International Co. Ltd. *                              1,139
   957,000  Picvue Electronics Ltd. *                                        915
   200,000  President Chain Store Corp.                                      539
 1,006,100  Taiwan Semiconductor Manufacturing Co. *                       2,726
   996,000  United Microelectronics *                                      1,568
--------------------------------------------------------------------------------
                                                                           9,463
--------------------------------------------------------------------------------
            TURKEY (0.1%)
    12,000  Turkcell Iletisim Hizmetleri A.S. ADR *                           74
--------------------------------------------------------------------------------
            Total stocks (cost: $161,998)                                146,541
--------------------------------------------------------------------------------

  PRINCIPAL
   AMOUNT
   (000)
------------

                             MONEY MARKET INSTRUMENT (6.6%)

   $10,810  Federal National Mortgage Association Discount Note,
               6.7%, 12/01/2000 (cost: $10,810)                           10,810
--------------------------------------------------------------------------------
            Total investments (cost: $172,808)                          $157,351
================================================================================



                       PORTFOLIO SUMMARY BY CONCENTRATION
            --------------------------------------------------------
            Computer Software & Service                          9.0%
            Telephones                                           7.8
            U.S. Government                                      6.7
            Banks - Money Center                                 5.9
            Electronics - Semiconductors                         5.7
            Beverages - Alcoholic                                5.2
            Electric Utilities                                   4.7
            Telecommunications - Cellular/Wireless               4.3
            Communication Equipment                              3.6
            Drugs                                                3.1
            Telecommunications - Long Distance                   2.8
            Retail - Food                                        2.4
            Oil - International Integrated                       2.3
            Metals/Mining                                        2.2
            Oil & Gas - Refining/Manufacturing                   2.2
            Retail - Department Stores                           2.2
            Precious Metals & Mining                             2.1
            Iron & Steel                                         1.9
            Banks - Major Regional                               1.8
            Oil & Gas - Exploration & Production                 1.8
            Airlines                                             1.6
            Natural Gas Utilities                                1.6
            Real Estate - Other                                  1.6
            Beverages - Nonalcoholic                             1.5
            Computer - Hardware                                  1.5
            Broadcasting - Radio & TV                            1.4
            Foreign Conglomerate                                 1.2
            Publishing                                           1.2
            Publishing/Newspapers                                1.0
            Other                                                6.5
                                                                ----
            Total                                               96.8%
                                                                ====









USAA EMERGING MARKETS FUND
NOTES TO PORTFOLIO OF INVESTMENTS

NOVEMBER 30, 2000
(UNAUDITED)



GENERAL NOTES

Market values of securities are determined by procedures and practices discussed in note 1 to the financial statements.

The cost of securities for federal income tax purposes is approximately the same as that reported in the financial statements.

The percentages shown represent the percentage of the investments to net assets.

ADR - American Depositary Receipts are receipts issued by a U.S. bank evidencing ownership of foreign shares. Dividends are paid in U.S. dollars.

GDR - Global Depositary Receipts are receipts issued by a U.S. or foreign bank evidencing ownership of foreign shares. Dividends are paid in U.S. dollars.

SPECIFIC NOTES

(a) On January 12, 1998, the company filed for liquidation. Trading of the security has ceased on the local exchange. Accordingly, the Manager has determined the security to be illiquid and, using methods determined by the Manager under the general supervision of the Board of Trustees, has valued the security at $0 and recorded the full amount of the loss.

* Non-income producing security.




SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.









USAA EMERGING MARKETS FUND
STATEMENT OF ASSETS AND LIABILITIES
(IN THOUSANDS)

NOVEMBER 30, 2000
(UNAUDITED)


ASSETS
   Investments in securities, at market value (identified cost of $172,808)        $157,351
   Cash                                                                                  10
   Cash denominated in foreign currencies (identified cost of $7,874)                 7,665
   Receivables:
      Capital shares sold                                                                10
      Dividends and interest                                                            182
      Securities sold                                                                 3,313
                                                                                   --------
         Total assets                                                               168,531
                                                                                   --------

LIABILITIES
   Securities purchased                                                               5,773
   Unrealized depreciation on foreign currency contracts held, at value                  39
   Capital shares redeemed                                                               36
   USAA Investment Management Company                                                    38
   USAA Transfer Agency Company                                                          28
   Accounts payable and accrued expenses                                                 97
                                                                                   --------
         Total liabilities                                                            6,011
                                                                                   --------
            Net assets applicable to capital shares outstanding                    $162,520
                                                                                   ========

REPRESENTED BY:
   Paid-in capital                                                                 $266,428
   Accumulated undistributed net investment loss                                       (634)
   Accumulated net realized loss on investments                                     (87,594)
   Net unrealized depreciation of investments                                       (15,457)
   Net unrealized depreciation on foreign currency translations                        (223)
                                                                                   --------
            Net assets applicable to capital shares outstanding                    $162,520
                                                                                   ========
   Capital shares outstanding, unlimited number of shares authorized,
      no par value                                                                   23,104
                                                                                   ========
   Net asset value, redemption price, and offering price per share                 $   7.03
                                                                                   ========


SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.




USAA EMERGING MARKETS FUND
STATEMENT OF OPERATIONS
(IN THOUSANDS)

SIX-MONTH PERIOD ENDED NOVEMBER 30, 2000
(UNAUDITED)


Net investment income:
   Income:
      Dividends (net of foreign taxes withheld of $120)               $  1,042
      Interest                                                             456
                                                                      --------
         Total income                                                    1,498
                                                                      --------
   Expenses:
      Management fees                                                      980
      Transfer agent's fees                                                165
      Custodian's fees                                                     148
      Postage                                                               24
      Shareholder reporting fees                                             9
      Trustees' fees                                                         2
      Registration fees                                                     37
      Professional fees                                                     24
      Other                                                                  3
                                                                      --------
         Total expenses                                                  1,392
                                                                      --------
            Net investment income                                          106
                                                                      --------
Net realized and unrealized loss on investments and foreign currency:
   Net realized loss on:
      Investments                                                      (30,702)
      Foreign currency transactions                                       (100)
   Change in net unrealized appreciation/depreciation of:
      Investments                                                      (14,213)
      Foreign currency translations                                       (646)
                                                                      --------
            Net realized and unrealized loss                           (45,661)
                                                                      --------
Decrease in net assets resulting from operations                      $(45,555)
                                                                      ========


SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.









USAA EMERGING MARKETS FUND
STATEMENTS OF CHANGES IN NET ASSETS
(IN THOUSANDS)

SIX-MONTH PERIOD ENDED NOVEMBER 30, 2000, AND YEAR ENDED MAY 31, 2000
(UNAUDITED)


                                                           11/30/00     5/31/00
                                                           ---------------------
From operations:
   Net investment income                                   $    106    $    414
   Net realized gain (loss) on investments                  (30,702)     17,862
   Net realized loss on foreign currency transactions          (100)     (1,004)
   Change in net unrealized appreciation/depreciation of:
      Investments                                           (14,213)      6,023
      Foreign currency translations                            (646)        571
                                                           ---------------------
      Increase (decrease) in net assets resulting
         from operations                                    (45,555)     23,866
                                                           ---------------------
Distributions to shareholders from:
   Net investment income                                       (236)     (2,271)
                                                           ---------------------
From capital share transactions:
   Proceeds from shares sold                                 40,560      80,382
   Reinvested dividends                                          69         472
   Cost of shares redeemed                                  (67,271)   (143,836)
                                                           ---------------------
      Decrease in net assets from capital
         share transactions                                 (26,642)    (62,982)
                                                           ---------------------
Net decrease in net assets                                  (72,433)    (41,387)
Net assets:
   Beginning of period                                      234,953     276,340
                                                           ---------------------
   End of period                                           $162,520    $234,953
                                                           =====================
Accumulated undistributed net investment loss:
   End of period                                           $   (634)   $   (404)
                                                           =====================
Change in shares outstanding:
   Shares sold                                                4,580       8,177
   Shares issued for dividends reinvested                         7          49
   Shares redeemed                                           (7,647)    (14,622)
                                                           ---------------------
      Decrease in shares outstanding                         (3,060)     (6,396)
                                                           =====================


SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.









USAA EMERGING MARKETS FUND
NOTES TO FINANCIAL STATEMENTS

NOVEMBER 30, 2000
(UNAUDITED)


(1) SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

USAA INVESTMENT TRUST (the Trust), registered under the Investment Company Act of 1940, as amended, is a diversified, open-end management investment company organized as a Massachusetts business trust consisting of 11 separate funds. The information presented in this semiannual report pertains only to the USAA Emerging Markets Fund (the Fund). The Fund's investment objective is capital appreciation. USAA Investment Management Company (the Manager) seeks to achieve this objective by investing the Fund's assets primarily in equity securities of emerging market companies. The Fund concentrates its investments in securities of companies in emerging market countries, which may have limited or developing capital markets. Such investments may involve greater risks than investments in developed markets, and political, social, or economic changes in these markets may cause the prices of such investments to be volatile.

A. SECURITY VALUATION - The value of each security is determined (as of the close of trading on the New York Stock Exchange on each business day the Exchange is open) as set forth below:

1. Portfolio securities, except as otherwise noted, traded primarily on a domestic securities exchange are valued at the last sales price on that exchange. Portfolio securities traded primarily on foreign securities exchanges are generally valued at the closing values of such securities on the exchange where primarily traded. If no sale is reported, the average of the bid and asked prices is generally used depending upon local custom or regulation.

2. Over-the-counter securities are priced at the last sales price or, if not available, at the average of the bid and asked prices.

3. Securities purchased with maturities of 60 days or less are stated at amortized cost, which approximates market value.

4. Securities which cannot be valued by the methods set forth above, and all other assets, are valued in good faith at fair value, using methods determined by the Manager under the general supervision of the Board of Trustees.

B. FEDERAL TAXES - The Fund's policy is to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its income to its shareholders. Therefore, no federal income or excise tax provision is required.

C. INVESTMENTS IN SECURITIES - Security transactions are accounted for on the date the securities are purchased or sold (trade date). Gain or loss from sales of investment securities is computed on the identified cost basis. Dividend income, less foreign taxes, if any, is recorded on the ex-dividend date. If the ex-dividend date has passed, certain dividends from foreign securities are recorded upon notification. Interest income is recorded on the accrual basis. Discounts and premiums on short-term securities are amortized over the life of the respective securities.

D. FOREIGN CURRENCY TRANSLATIONS - The Fund's assets may be invested in the securities of foreign issuers. Since the Fund's accounting records are maintained in U.S. dollars, foreign currency amounts are translated into U.S. dollars on the following basis:

1. Market value of securities, other assets, and liabilities at the mean between the bid and asked translation rates of such currencies against U.S. dollars on a daily basis.

2. Purchases and sales of securities, income, and expenses at the rate of exchange obtained from an independent pricing service on the respective dates of such transactions.

Net realized and unrealized foreign currency gains/losses occurring during the holding period of investments are a component of realized gain/loss on investments and unrealized appreciation/depreciation on investments, respectively.

Net realized foreign currency gains/losses arise from sales of foreign currency, currency gains/losses realized between the trade and settlement dates on security transactions, and from the difference between amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts received. Net realized foreign currency gains/losses have been reclassified from accumulated net realized gain/loss to accumulated undistributed net investment income on the statement of assets and liabilities as such amounts are treated as ordinary income/loss for tax purposes. Net unrealized foreign currency exchange gains/losses arise from changes in the value of assets and liabilities other than investments in securities resulting from changes in the exchange rate.

E. USE OF ESTIMATES - The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that may affect the reported amounts in the financial statements.

(2) LINES OF CREDIT

The Fund participates with other USAA funds in three joint short-term revolving loan agreements totaling $850 million, two with USAA Capital Corporation (CAPCO), an affiliate of the Manager ($250 million committed and $500 million uncommitted), and one with Bank of America ($100 million committed). The purpose of the agreements is to meet temporary or emergency cash needs, including redemption requests that might otherwise require the untimely disposition of securities. Subject to availability under both agreements with CAPCO, the Fund may borrow from CAPCO an amount up to 5% of the Fund's total assets at CAPCO's borrowing rate with no markup. Subject to availability under its agreement with Bank of America, the Fund may borrow from Bank of America, at Bank of America's borrowing rate plus a markup, an amount which, when added to outstanding borrowings under the CAPCO agreements, does not exceed 25% of the Fund's total assets. The Fund had no borrowings under any of these agreements during the six-month period ended November 30, 2000.

(3) DISTRIBUTIONS

Distributions of net investment income and realized gains from security transactions not offset by capital losses are made annually in the succeeding fiscal year or as otherwise required to avoid the payment of federal taxes. At November 30, 2000, the Fund had capital loss carryovers for federal income tax purposes of $56,199,000 which, if not offset by subsequent capital gains, will expire between 2006 - 2007. It is unlikely that the Trust's Board of Trustees will authorize a distribution of capital gains realized in the future until the capital loss carryovers have been utilized or expire.

(4) INVESTMENT TRANSACTIONS

Cost of purchases and proceeds from sales of securities, excluding short-term securities, for the six-month period ended November 30, 2000, were $163,852,000 and $170,285,000, respectively.

Gross unrealized appreciation and depreciation of investments at November 30, 2000, were $9,554,000 and $25,011,000, respectively.

(5) FOREIGN CURRENCY CONTRACTS

A forward currency contract (currency contract) is a commitment to purchase or sell a foreign currency at a specified date, at a negotiated price. The Fund currently enters into currency contracts only in connection with the purchase or sale of a security denominated in a foreign currency. These contracts allow the Fund to "lock in" the U.S. dollar price of the security. Currency contracts are valued on a daily basis using foreign currency exchange rates obtained from an independent pricing service. Risks of entering into currency contracts include the potential inability of the counterparty to meet the terms of the contract and the Fund giving up the opportunity for potential profit.

At November 30, 2000, the terms of open foreign currency contracts were as follows:


FOREIGN CURRENCY CONTRACTS TO BUY:
-------------------------------------------------------------------------------------------
                                U.S. DOLLAR
 EXCHANGE     CONTRACTS TO      VALUE AS OF     IN EXCHANGE      UNREALIZED     UNREALIZED
   DATE         RECEIVE           11/30/00    FOR U.S. DOLLAR   APPRECIATION   DEPRECIATION
-------------------------------------------------------------------------------------------
 12/05/00       18,955
             Czech Koruna         $476,000       $471,000          $5,000            -
-------------------------------------------------------------------------------------------
 12/01/00        2,476
            Hong Kong Dollar       317,000        317,000             -              -
-------------------------------------------------------------------------------------------
 12/04/00        4,088
            Hong Kong Dollar       524,000        524,000             -              -
-------------------------------------------------------------------------------------------
 12/01/00          73
            Singapore Dollar        41,000         41,000             -              -
-------------------------------------------------------------------------------------------
 12/04/00          68
            Singapore Dollar        39,000         39,000             -              -
-------------------------------------------------------------------------------------------
 12/05/00          71
            Singapore Dollar        40,000         40,000             -              -
-------------------------------------------------------------------------------------------
 12/06/00        2,283
           South African Rand      295,000        294,000           1,000            -
-------------------------------------------------------------------------------------------
 12/06/00        3,542
           South African Rand      457,000        456,000           1,000            -
-------------------------------------------------------------------------------------------
 12/06/00        3,917
           South African Rand      505,000        506,000             -           (1,000)
-------------------------------------------------------------------------------------------
 12/06/00       11,641
           South African Rand    1,502,000      1,504,000             -           (2,000)
-------------------------------------------------------------------------------------------
 12/06/00        4,938
           South African Rand      637,000        638,000             -           (1,000)
-------------------------------------------------------------------------------------------
                                $4,833,000     $4,830,000          $7,000        $(4,000)
===========================================================================================


FOREIGN CURRENCY CONTRACTS TO SELL:
-------------------------------------------------------------------------------------------
                                U.S. DOLLAR
 EXCHANGE     CONTRACTS TO      VALUE AS OF     IN EXCHANGE      UNREALIZED     UNREALIZED
   DATE         DELIVER           11/30/00    FOR U.S. DOLLAR   APPRECIATION   DEPRECIATION
-------------------------------------------------------------------------------------------
 12/01/00       1,624
            Hong Kong Dollar      $208,000        $208,000            -             -
-------------------------------------------------------------------------------------------
 12/04/00        854
            Hong Kong Dollar       109,000         109,000            -             -
-------------------------------------------------------------------------------------------
 12/01/00     203,387,694
              Turkish Lira         298,000         293,000            -           (5,000)
-------------------------------------------------------------------------------------------
 12/01/00     243,964,452
              Turkish Lira         356,000         350,000            -           (6,000)
-------------------------------------------------------------------------------------------
 12/01/00     300,709,149
              Turkish Lira         440,000         433,000            -           (7,000)
-------------------------------------------------------------------------------------------
 12/01/00     170,513,126
              Turkish Lira         250,000         246,000            -           (4,000)
-------------------------------------------------------------------------------------------
 12/01/00     310,718,420
              Turkish Lira         455,000         448,000            -           (7,000)
-------------------------------------------------------------------------------------------
 12/01/00     187,057,102
              Turkish Lira         274,000         269,000            -           (5,000)
-------------------------------------------------------------------------------------------
 12/01/00     186,663,142
              Turkish Lira         273,000         269,000            -           (4,000)
-------------------------------------------------------------------------------------------
 12/01/00     186,663,142
              Turkish Lira         273,000         269,000            -           (4,000)
-------------------------------------------------------------------------------------------
                                $2,936,000      $2,894,000            -         $(42,000)
===========================================================================================


(6) TRANSACTIONS WITH MANAGER

A. MANAGEMENT FEES - The Manager carries out the Fund's investment policies and manages the Fund's portfolio. The Fund's management fees are computed at 1.0% of its annual average net assets.

B. TRANSFER AGENT'S FEES - USAA Transfer Agency Company, d/b/a USAA Shareholder Account Services, an affiliate of the Manager, provides transfer agent services to the Fund based on an annual charge of $26 per shareholder account plus out-of-pocket expenses.

C. UNDERWRITING SERVICES - The Manager provides exclusive underwriting and distribution of the Fund's shares on a continuing best-efforts basis. The Manager receives no commissions or fees for this service.

(7) TRANSACTIONS WITH AFFILIATES

USAA Investment Management Company is indirectly wholly owned by United Services Automobile Association (the Association), a large, diversified financial services institution. At November 30, 2000, the Association and its affiliates owned 16,428,000 shares (71.1%) of the Fund.

Certain trustees and officers of the Fund are also directors, officers, and/or employees of the Manager. None of the affiliated trustees or Fund officers received any compensation from the Fund.

(8) FINANCIAL HIGHLIGHTS

Per share operating performance for a share outstanding throughout each period is as follows:


                              SIX-MONTH
                             PERIOD ENDED
                             NOVEMBER 30,                    YEAR ENDED MAY 31,
                             --------------------------------------------------------------------
                                 2000       2000       1999        1998        1997        1996
                             --------------------------------------------------------------------
Net asset value at
   beginning of period       $   8.98    $   8.49    $   8.98    $  11.53    $  11.13    $   9.77
Net investment
   income (loss)                  .01         .02         .08         .07         .01        (.01)(b)
Net realized and
   unrealized gain (loss)       (1.95)        .54        (.50)      (2.44)        .89        1.60
Distributions from net
   investment income             (.01)       (.07)       (.07)        -           -          (.01)
Distributions of realized
   capital gains                   -          -           -          (.18)       (.50)       (.22)
                             --------------------------------------------------------------------
Net asset value at
   end of period             $   7.03    $   8.98    $   8.49    $   8.98    $  11.53    $  11.13
                             ====================================================================
Total return (%) *             (21.53)       6.55       (4.63)     (20.97)       8.69       16.93
Net assets at end
   of period (000)           $162,520    $234,953    $276,340    $294,888    $ 95,644    $ 51,315
Ratio of expenses to
   average net assets (%)        1.28(a)     1.28        1.27        1.31        1.81        2.27
Ratio of net investment
   income (loss) to average
   net assets (%)                 .10(a)      .14         .98         .88         .03        (.08)
Portfolio turnover (%)          85.98      147.24       83.84       41.23       61.21       87.98


  * ASSUMES REINVESTMENT OF ALL DIVIDEND  INCOME AND CAPITAL GAIN  DISTRIBUTIONS
    DURING THE PERIOD.
(a) ANNUALIZED.  THE  RATIO  IS NOT  NECESSARILY  INDICATIVE  OF  12  MONTHS  OF
    OPERATIONS.
(b) CALCULATED USING WEIGHTED AVERAGE SHARES.










TRUSTEES
Robert G. Davis, CHAIRMAN OF THE BOARD
Michael J.C. Roth, VICE CHAIRMAN OF THE BOARD
Barbara B. Dreeben
Robert L. Mason
David G. Peebles
Michael F. Reimherr
Laura T. Starks
Richard A. Zucker

INVESTMENT ADVISER, UNDERWRITER, AND DISTRIBUTOR
USAA Investment Management Company
9800 Fredericksburg Road
San Antonio, Texas 78288

TRANSFER AGENT                         LEGAL COUNSEL
USAA Shareholder Account Services      Goodwin, Procter & Hoar LLP
9800 Fredericksburg Road               Exchange Place
San Antonio, Texas 78288               Boston, Massachusetts 02109

CUSTODIAN                              INDEPENDENT AUDITORS
State Street Bank and Trust Company    KPMG LLP
P.O. Box 1713                          112 East Pecan, Suite 2400
Boston, Massachusetts 02105            San Antonio, Texas 78205

TELEPHONE ASSISTANCE HOURS             INTERNET ACCESS
Call toll free - Central Time          usaa.com(Registered TradeMark)
Monday - Friday 6 a.m. to 10 p.m.
Saturday 8:30 a.m. to 5 p.m.
Sunday 11:30 a.m. to 8 p.m.

FOR ADDITIONAL INFORMATION ON MUTUAL FUNDS
1-800-531-8181, (in San Antonio) 456-7200
For account servicing, exchanges, or redemptions
1-800-531-8448, (in San Antonio) 456-7202

RECORDED MUTUAL FUND PRICE QUOTES
24-hour service (from any phone)
1-800-531-8066, (in San Antonio) 498-8066

MUTUAL FUND USAA TOUCHLINE(Registered Trademark)
(from touch-tone phones only)
For account balance, last transaction, fund prices, or to exchange or redeem fund shares
1-800-531-8777, (in San Antonio) 498-8777